Financial Statements Schedule I	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Statements Schedule I

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed balance sheets

(In U.S. dollars ("$") except for number of shares)

	As of December 31,
	2016	2017
	$	$
Assets
Current assets:
Cash and cash equivalents	24,813,050	181,910,618
Prepayments and other current assets	—	450,333
Total current assets	24,813,050	182,360,951
Investment in subsidiaries	62,042,345	54,885,326
Total assets	86,855,395	237,246,277
Liabilities, mezzanine equity and shareholders' deficits
Liabilities
Current liabilities:
Warrant liabilities	3,900,000	—
Other payables	—	593,317
Total current liabilities	3,900,000	593,317
Deferred income	—	1,482,000
Total liabilities	3,900,000	2,075,317
Mezzanine equity
Series A1 convertible preferred shares (par value US$0.00006 per share; 8,466,667 shares authorized, 8,466,665 shares issued and outstanding as of December 31, 2016)	10,028,572	—
Series A2 convertible preferred shares (par value US$0.00006 per share; 8,904,032 shares authorized, 8,442,221 shares issued and outstanding as of December 31, 2016)	18,278,572	—
Series B1 convertible preferred shares (par value US$0.00006 per share; 5,562,337 shares authorized, 5,562,335 shares issued and outstanding as of December 31, 2016)	53,100,000	—
Series B2 convertible preferred shares (par value US$0.00006 per share; 3,973,098 shares authorized, 3,973,096 shares issued and outstanding as of December 31, 2016)	53,100,000	—
Total mezzanine equity	134,507,144	—
Shareholders' (deficit) equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 9,657,175 and 49,912,570 shares outstanding as of December 31, 2016 and 2017, respectively)	579	2,995
Subscription receivable	(5)	(18)
Additional paid-in capital	9,313,646	345,269,688
Accumulated deficit	(60,167,437)	(110,551,613)
Additional other comprehensive (loss) income	(698,532)	449,908
Total shareholders' (deficit) equity	(51,551,749)	235,170,960
Total liabilities, mezzanine equity and shareholders' (deficit) equity	86,855,395	237,246,277

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed statements of operations and comprehensive loss

(In U.S. dollars ("$") except for number of shares)

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Operating Expenses:
General and administrative	(56,806)	(534,660)	(4,114,144)
Loss from operations	(56,806)	(534,660)	(4,114,144)
Interest income	—	—	50,060
Changes in fair value of warrants	(1,980,000)	(1,920,000)	200,000
Equity in loss of subsidiaries	(15,984,931)	(35,057,552)	(46,598,092)
Other income	—	—	78,000
Loss before income tax	(18,021,737)	(37,512,212)	(50,384,176)
Income tax expense	—	—	—
Net loss attributable to ordinary shareholders	(18,021,737)	(37,512,212)	(50,384,176)
Net loss	(18,021,737)	(37,512,212)	(50,384,176)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	(98,893)	(594,912)	1,148,440
Comprehensive loss	(18,120,630)	(38,107,124)	(49,235,736)

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Condensed statements of cash flows

(In U.S. dollars ("$") except for number of shares)

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Cash flows from Operating activities:
Net loss	(18,021,737)	(37,512,212)	(50,384,176)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share based compensation	56,806	534,660	3,346,039
Change of fair value of warrants	1,980,000	1,920,000	(200,000)
Equity in loss of subsidiaries	15,984,931	35,057,552	46,598,092
Changes in operating assets and liabilities:
Prepayments and other current assets	—	—	(450,333)
Other payables	—	—	553,317
Deferred income	—	—	1,482,000
Net cash provided by operating activities	—	—	944,939

Cash flows from investing activities:
Investment in subsidiaries	(21,500,000)	(84,501,020)	(31,707,566)
Net cash used in investing activities	(21,500,000)	(84,501,020)	(31,707,566)

Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost	18,278,572	106,200,000	29,100,000
Proceeds from exercise of warrants	—	—	1,000,000
Proceeds from exercises of stock options	—	—	65,500
Proceeds from issuance of ordinary shares upon initial public offering	—	—	160,424,994
Payment of initial public offering costs	—	—	(2,730,299)
Net cash provided by financing activities	18,278,572	106,200,000	187,860,195

Effect of foreign exchange rate changes on cash and cash equivalent	—	—	—

Net (decrease) increases in cash and cash equivalents	(3,221,428)	21,698,980	157,097,568
Cash and cash equivalents-beginning of the year	6,335,498	3,114,070	24,813,050
Cash and cash equivalents-end of the year	3,114,070	24,813,050	181,910,618

Additional financial information of parent company -

Financial statements schedule I

Zai Lab Limited

Financial information of parent company

Notes to schedule I

(In U.S. dollars ("$") except for number of shares)

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries’’. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. As of December 31, 2016 and 2017, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.